SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warranty provision [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 306	$ 338	$ 324
Additions	214	154	216
Deductions	(235)	(186)	(202)
Balance, ending	285	306	338
Provision for doubtful Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	623	302	331
Additions	135	361	112
Deductions	(482)	(40)	(141)
Balance, ending	$ 276	$ 623	$ 302